NEUBERGER&BERMAN                                NEUBERGER&BERMAN
EQUITY TRUST                                    EQUITY ASSETS


SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 15, 1997

I. The Table on page 5 summarizing the features of the Funds is revised to read as follows with respect to Neuberger & Berman SOCIALLY RESPONSIVE
     Trust:
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SOCIALLY RESPONSIVE TRUST   Broadly diversified,     Seeks long-term capital
                            medium- to large-cap     appreciation by investing
                            value fund.              in common stocks of
                                                     companies that meet both
                                                     financial and social
                                                     criteria.
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II.   The section regarding the investment program of Neuberger&Berman  SOCIALLY
      RESPONSIVE Portfolio (pages 22-23) is revised to include the following:
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      The   Portfolio   invests   primarily   in  the   stocks  of   medium-  to
large-capitalization    companies.   For   more   information,    see   "Special
Considerations of Small- and Mid-Cap Company Stocks" on page 24.


The date of this Supplement is May 4, 1998.